CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥) shares	Jun. 30, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Restricted cash	¥ 3,009,630	¥ 3,764,988	¥ 2,643,587
Accounts receivable and contract assets, allowance	276,947	295,934	287,538
Financial assets receivable, allowance	449,897	455,181	432,658
Amounts due from related parties, current, allowance	103,840	117,339	99,962
Loans receivable, net	14,002,507	10,850,458	9,844,481
Prepaid expenses and other assets	534,340	364,908	383,937
Accounts receivable and contract assets, net-noncurrent, allowance	42,986	28,779	28,374
Financial assets receivable, net-noncurrent, allowance	87,079	64,382	60,988
Amounts due from related parties, non current, allowance	5,450	7,837	22,055
Loans receivable, net-noncurrent	¥ 3,289,501	¥ 3,657,879	¥ 2,859,349
Ordinary shares, authorized (in shares) | shares	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares) | shares	315,433,018	315,433,018	315,433,018
Ordinary shares, outstanding (in shares) | shares	312,522,703	312,459,711	310,486,975
Consolidated Trusts
Restricted cash	¥ 626,452	¥ 1,420,864	¥ 657,075
Loans receivable, net	12,003,519	9,545,367	8,646,950
Prepaid expenses and other assets	111,039	104,515	104,515
Loans receivable, net-noncurrent	¥ 714,412	¥ 1,023,231	¥ 1,829,804